Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Payments on fixed rate debt	$ 2,072,000,000	$ 400,000,000
Margin over LIBOR for committed loans	4.375%
Marketable securities fixed maturities	850,000,000
Redemption of notes	350,000,000
Amount paid for redemption of notes	371,000,000
Gain on extinguishment of debt	16,000,000
Unsecured credit facility available to Company	3,300,000,000
Revolving bank facility	1,700,000,000
Line of Credit Facility, Remaining Borrowing Capacity	3,300,000,000
Line of Credit Facility, Interest Rate Description	At December 31, 2013, the margin over LIBOR for committed loans was 0.875 percent on the $1.0 billion U.S. credit facility and 0.90 percent on each of the $1.7 billion U.S. credit facility, the $300 million Australian credit facility, and the $300 million Canadian credit facility.
Debt to Capitalization ratio	0.22
Percentage of liens of companies consolidated asset	5.00%
Maximum potential lien on assets located in specified regions	3,100,000,000
Weighted average interest rate for commercial paper	0.38%
Available backstops	100.00%
Carrying Amount, Commercial paper	0	489,000,000
Debt before unamortized discount	9,784,000,000	12,411,000,000
Unamortized discount	59,000,000	66,000,000
Amortization of Debt Discount (Premium)	3,000,000	3,000,000	2,000,000
Unamortized deferred loan costs associated with its various debt obligations	73,000,000	70,000,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Period For Borrowing Funds	270 days
Apache finance Canada 7.75% notes due 2029 [Member]
Debt Instrument [Line Items]
Margin over LIBOR for committed loans	7.75%	7.75%
Debt before unamortized discount	300,000,000	300,000,000
United States [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	9,430,000,000	11,682,000,000
Australia [Member]
Debt Instrument [Line Items]
Revolving bank facility	300,000,000
Canada [Member]
Debt Instrument [Line Items]
Revolving bank facility	300,000,000
Money Market Lines of Credit [Member]
Debt Instrument [Line Items]
Outstanding balance under the facility secured revolving syndicated	2,000,000	22,000,000
Credit Facility One [Member] | United States [Member]
Debt Instrument [Line Items]
Revolving bank facility	1,700,000,000
Credit Facility Two [Member] | United States [Member]
Debt Instrument [Line Items]
Revolving bank facility	1,000,000,000
6.00 - Percent Notes [Member]
Debt Instrument [Line Items]
Payments on fixed rate debt	400,000,000
Margin over LIBOR for committed loans	6.00%
Credit facility maturity date	Sep. 15, 2013
6.00 - Percent Notes [Member] | 2.625 Percent Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Marketable securities fixed maturities	669,000,000
Payments to acquire available for sale securities debt	811,000,000
6.00 - Percent Notes [Member] | 3.25 Percent Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Marketable securities fixed maturities	181,000,000
5.25 - Percent Notes [Member]
Debt Instrument [Line Items]
Margin over LIBOR for committed loans	5.25%
Credit facility maturity date	Apr. 15, 2013
5.25 - Percent Notes [Member] | 2.625 Percent Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Margin over LIBOR for committed loans	5.25%
Argentina Divestiture [Member] | Money Market Lines of Credit [Member]
Debt Instrument [Line Items]
Outstanding balance under the facility secured revolving syndicated	51,000,000	69,000,000
Unsecured Committed Bank Credit Facilities [Member]
Debt Instrument [Line Items]
Margin over LIBOR for committed loans	0.875%
Quarterly facility fees	0.125 percent on the total amount
Unsecured Committed Bank Credit Facilities in U.S. [Member]
Debt Instrument [Line Items]
Margin over LIBOR for committed loans	0.90%
Quarterly facility fees	0.10 percent on the total amount
Unsecured Committed Bank Credit Facilities in Australia [Member]
Debt Instrument [Line Items]
Margin over LIBOR for committed loans	0.90%
Quarterly facility fees	0.10 percent on the total amount
Unsecured Committed Bank Credit Facilities in Canada [Member]
Debt Instrument [Line Items]
Margin over LIBOR for committed loans	0.90%
Quarterly facility fees	0.10 percent on the total amount
Revolving Credit Facility Due August 2016 [Member]
Debt Instrument [Line Items]
Credit facility maturity date	Aug. 31, 2016
Unsecured credit facility available to Company	1,000,000,000
Revolving Credit Facility Due June 2017 [Member]
Debt Instrument [Line Items]
Credit facility maturity date	Jun. 30, 2017
Unsecured credit facility available to Company	2,300,000,000
Maximum [Member]
Debt Instrument [Line Items]
Debt to Capitalization ratio	0.60
Commercial paper program	$ 3,000,000,000